Current assets and liabilities - Trade accounts receivables (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets and liabilities
Trade accounts receivables	[1]	€ 98,396	€ 171,798
Trade account receivables			168,653
Accounts receivable from associated companies and other long-term investments			€ 3,146
Minimum
Current assets and liabilities
Expected credit loss rate		0.01%	0.078%
Maximum
Current assets and liabilities
Expected credit loss rate		4.02%	16.758%
Gross/Acquisition and manufacturing costs | Not past due
Current assets and liabilities
Trade accounts receivables		€ 57,742	€ 139,226
Gross/Acquisition and manufacturing costs | 1-30 days
Current assets and liabilities
Trade accounts receivables		25,837	24,704
Gross/Acquisition and manufacturing costs | 31-120 days
Current assets and liabilities
Trade accounts receivables		12,688	6,559
Gross/Acquisition and manufacturing costs | More than 120 days
Current assets and liabilities
Trade accounts receivables		8,582	6,109
Accumulated impairment
Current assets and liabilities
Trade accounts receivables		(6,453)	(3,223)
Accumulated impairment | Specific default risk
Current assets and liabilities
Trade accounts receivables		(6,121)	(2,312)
Accumulated impairment | Expected credit risk in accordance with IFRS 9
Current assets and liabilities
Trade accounts receivables		(331)	(911)
Accumulated impairment | Not past due
Current assets and liabilities
Trade accounts receivables		(367)
Accumulated impairment | 1-30 days
Current assets and liabilities
Trade accounts receivables		(170)	(67)
Accumulated impairment | 31-120 days
Current assets and liabilities
Trade accounts receivables		(280)	(469)
Accumulated impairment | More than 120 days
Current assets and liabilities
Trade accounts receivables		€ (5,636)	€ (4,264)

[1]	In annual report 2023, the positions trade accounts receivables and accounts receivables from associated companies and other long-term investments are aggregated to provide a clearer picture of the financial position. The previous year figures have been adjusted accordingly.